ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

April 14, 2022

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Registrant”) (File No. 333-263500)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information for each of the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and the ALPS | O’Shares Europe Quality Dividend ETF that would have been filed by the Registrant pursuant to Rule 497(b) or (c) would not have differed from that contained in Pre-Effective Amendment No.1 to the Registrant’s Proxy Statement/Prospectus on Form N-14, which was electronically filed with the U.S. Securities and Exchange Commission on April 8, 2022.

Sincerely,

/s/Brendan Hamill

Brendan Hamill, Esq.

Secretary

cc:	Adam T. Teufel, Esq.

Dechert LLP